SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
IfrsStatementLineItems [Line Items]
Cash	$ 4,216,911	$ 722,894	$ 1,278,129
Restricted cash and cash equivalents		184,569	93,800
Bank guarantee reduced monthly	14,197	14,197	10,424
Short-term investments	6,366,828
Impairment loss			714,000
Impairment loss recognised in profit or loss, goodwill	$ 0	0	1,050,459
BB Photonics Inc [Member]
IfrsStatementLineItems [Line Items]
Payment to acquire the intangible asset other than goodwill				$ 714,000
Patents and Licenses [Member]
IfrsStatementLineItems [Line Items]
Useful life, intangible assets (Year)	12 years
U.S. term deposits [Member]
IfrsStatementLineItems [Line Items]
Current investments	$ 10,724,864	$ 6,150,000	$ 150,000
US and Canadian Term Deposits [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.20%
US and Canadian Term Deposits [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.25%
Guaranteed Investment Certificates [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	0.75%
Guaranteed Investment Certificates [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	1.44%